Finance Costs (Details) - Schedule of finance costs - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of finance costs [Abstract]
Interest expenses on bank borrowings wholly repayable within one year	$ 62,383	$ 67,203	$ 96,444